Discontinued Operation (Details 1) - Discontinued operations [member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from discontinued operation
Net cash used in operating activities	$ (1,176)	$ (1,441)	$ (3,203)
Net cash used in investing activities	(8)	(777)	(1,962)
Effect of exchange differences on cash and cash equivalents	(33)	(76)	(165)
Net cash used in discontinued operation	$ (1,217)	$ (2,294)	$ (5,330)